SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Advertising expenses	$ 1,455	$ 1,904	$ 973
Concentration Risk [Line Items]
Short-term and restricted bank deposits	3,200	3,100
Allowance for doubtful accounts	45	50
Research and development reimbursements offset	$ 13,533	12,615	$ 9,884
Percentage of earnings distributed used for calculation under the two-class method	100.00%
Provision for warranty	$ 816	$ 558
North America
Concentration Risk [Line Items]
Maximum investable portfolio invested	68.00%
European union
Concentration Risk [Line Items]
Maximum investable portfolio invested	18.00%
Other geographic located issuers
Concentration Risk [Line Items]
Maximum investable portfolio invested	14.00%
US Government Agencies Debt Securities
Concentration Risk [Line Items]
Marketable securities percentage amount	6.00%
Financial Institutes Debt Securities
Concentration Risk [Line Items]
Marketable securities percentage amount	39.00%
Debt securities of corporations
Concentration Risk [Line Items]
Marketable securities percentage amount	55.00%